Segment Information - Schedule of Operating Revenues and Non Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 28,547,908	₩ 26,724,473	₩ 26,595,245
Non-current assets	20,225,259	20,200,940
Domestic
Disclosure of geographical areas [Line Items]
Operating revenues	28,364,362	26,547,275	26,425,735
Non-current assets	20,074,061	20,021,125
Overseas
Disclosure of geographical areas [Line Items]
Operating revenues	183,546	177,198	₩ 169,510
Non-current assets	₩ 151,198	₩ 179,815